Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 28, 2013
Schedule of Supplemental Cash Flow Information

Supplemental cash flow information for the years ended December 28, 2013, December 29, 2012 and December 31, 2011 is as follows:

	2013	2012	2011
Cash payments:
Interest	$52,001	$36,357	$41,790
Income taxes	457	799	5,608

Continental Cement Company, L.L.C. [Member]
Schedule of Supplemental Cash Flow Information

Supplemental cash flow information is as follows for the years ended December 28, 2013, December 31, 2012 and December 31, 2011:

	2013	2012	2011
Cash paid for interest	$11,488	$7,353	$12,946
Non cash financing activities:
Proceeds on borrowings due to Summit Materials	$—	$156,842	$—
Repayment by Summit Materials of long-term debt and accrued interest	—	(156,842)	—